Forward Share Purchase Liability (“Fsp Liability”)	12 Months Ended
Dec. 31, 2023
Forward Share Purchase Liability (“Fsp Liability”) [Abstract]
FORWARD SHARE PURCHASE LIABILITY (“FSP Liability”)

NOTE 14 — FORWARD SHARE PURCHASE LIABILITY (“FSP Liability”)

During the year ended December 31, 2023, pursuant to the sale of shares by investors and early termination of the Meteora Backshop Agreement (see Note 5), FSP liability was fully settled with a loss of $378,895 recorded in the consolidated statements of operations and comprehensive loss.

The FSP liability as of December 31, 2022 under the Meteora Backstop Agreement is valued by an independent valuer using a Black-Scholes model, which is considered to be Level 3 fair value measurement. The following table present the quantitative information regarding Level 3 fair value measurement of the FSP liability:

As of December 31, 2022
Input
Share price	$1.54
Risk-free interest rate	4.16%
Volatility	52.19%
Exercise price	$12.34
Term	0.61 years

For the year ended December 31, 2023, the change in fair value of FSP liability of $82,182 was charged to the consolidated statements of operations and comprehensive loss.